Bank Loans and issuance of Debt Securities (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Detailed Information About Borrowings [Abstract]
Summary of Unpaid Balance of Loan - Loans Contracted with Banking Institutions and Third Parties	With the acquisition of MBJA, the Company assumed loans previously hired by MBJA. All the loans contracted with banking institutions and third parties are described below with the unpaid balance at each date.

	December 31 2018		December 31 2019		December 31 2020
MBJA signed a simple unsecured loan with its shareholder Vantage in June 2007 for USD$10,936,000, which is repayable at the same maturity date as the IFC´s loans but are subject to restrictions. Interest is accrued at an interest rate of 14% per annum. The loan does not have an expiration date nor an amortization schedule.	Ps.	215,269	Ps.	206,107	Ps.	218,176
In February 2009, MBJA signed a simple unsecured loan with its shareholder Vantage for USD$510,000 to finance expenses related to a construction project of MBJA. The interest rate was set at 8%. The loan does not have an expiration date nor an amortization schedule.		10,038		9,610		10,174
On January 19, 2016, GAP refinanced with Bank of Nova Scotia the simple unsecured loan contracted previously in the short term for amount of USD $95.5 million, with a five-year maturity. The loan bears interest at Libor 1M plus 99 basis points.		1,879,717		1,799,717		1,905,101
On February 15, 2016, GAP refinanced with BBVA Bancomer the simple unsecured loan contracted previously in the short term for amount of USD $95.5 million, with a five-year maturity. The loan bears interest at Libor 1M plus 105 basis points.		1,879,717		1,799,717		1,905,101
On December 28, 2017, MBJA signed a simple unsecured loan with The Bank of Nova Scotia Jamaica Limited for USD$40,000,000. The loan bears interest at Libor 1M plus 280 basis points for a period of 7 years from this disposition and semi-annual instalments. As of December 31, 2019 the balance amounted to USD$33.0 million.		551,122		621,891		718,153
On April 13, 2020, GAP signed a simple unsecured loan with Scotiabank for Ps. 1,000,000 for a period of 15 months an interest rate 28 days TIIE variable plus 100 basis points.						1,000,000
On May 15, 2020, GAP signed a simple unsecured loan with BBVA Bancomer Ps. 1,000,000. The loan bears interest at a fixed annual interest rate of 6.99% over a period of 2 years.						1,000,000
On September 3, 2020, MBJA signed a simple unsecured loan with The Bank of Nova Scotia Jamaica Limited for USD$60,000,000. The loan bears interest at LIBOR plus 310 basis points for a period of 7 years from this disposition and semi-annual instalments. As of December 31, 2020 the balance amounted to USD$30,000,000.						598,461
Total unpaid balance of bank loans and long-term debt		4,535,863		4,437,043		7,355,166
Less - Current portion		—		—		(1,159,590)
Long-term portion	Ps.	4,535,863	Ps.	4,437,043	Ps.	6,195,576

Summary of Issuance of Debt Securities
Summary of Maturity of Long Term Debt Payable	The long-term debt previously described, matures as follows:
Year	Amount
2021	Ps.	2,659,590
2022		4,959,590
2023		4,571,791
2024		3,159,590
2025		4,687,518
Thereafter		4,317,087
	Ps.	24,355,166

Summary of Debt Payable

As of December 31, 2018, 2019 and 2020, debts are payable by the following companies:

	At December 31, 2018
Company	Current		Long-Term		Total
GAP	Ps.	—	Ps.	12,759,435	Ps.	12,759,435
MBJA		-		776,428		776,428
Total	Ps.	-	Ps.	13,535,863	Ps.	13,535,863

	At December 31, 2019
Company	Current		Long-Term		Total
GAP	Ps.	2,200,000	Ps.	13,399,433	Ps.	15,599,433
MBJA		—		837,610		837,610
Total	Ps.	2,200,000	Ps.	14,237,043	Ps.	16,437,043

	At December 31, 2020
Company	Current		Long-Term		Total
GAP	Ps.	2,500,000	Ps.	20,310,202	Ps.	22,810,202
MBJA		159,590		1,385,374		1,544,964
Total	Ps.	2,659,590	Ps.	21,695,576	Ps.	24,355,166

Summary of Reconciliation of Liabilities Arising From Financing Activities
c)	Reconciliation of liabilities arising from financing activities

									Non-cash changes
	Balance as of January 1, 2020		Repayments on bank loans		Proceeds from issuance of Debt securities		Proceeds from Debt long-term		Exchange effects		Long-term reclassification		Fair value adjustments in P&L		Hedges fair value adjustments		Balance as of December 31, 2020
Debt securities current portion	Ps.	2,200,000	Ps.	(2,200,000)	Ps.	—	Ps.	—	Ps.	9,170	Ps.	2,650,420	Ps.	—	Ps.	—	Ps.	2,659,590
Long-term borrowings		4,437,043		—		—		2,709,125		199,828		(1,150,420)		—		—		6,195,576
Debt securities		9,800,000		—		7,200,000		—		—		(1,500,000)		—		—		15,500,000
Derivative financial instruments (Note 15)		261,293		—		—		—		—		—		62,249		427,162		750,704
Total	Ps.	16,698,336	Ps.	(2,200,000)	Ps.	7,200,000	Ps.	2,709,125	Ps.	208,998	Ps.	—	Ps.	62,249	Ps.	427,162	Ps.	25,105,870